Loans Receivables (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Receivables [Abstract]
Loan receivables charges	$ 28,281	$ 183,557
Face amount using an imputed interest rate	11.75%	11.75%
Credit loss	$ 3,440,368	$ 3,846,416